FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Years Ended December 31, 2021 and 2020

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of TFLIC Separate Account B

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of TFLIC Separate Account B indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of TFLIC Separate Account B as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Vanguard® Balanced	Vanguard® Mid-Cap Index
Vanguard® Capital Growth	Vanguard® Moderate Allocation
Vanguard® Conservative Allocation	Vanguard® Money Market
Vanguard® Diversified Value	Vanguard® Real Estate Index
Vanguard® Equity Income	Vanguard® Short-Term Investment Grade
Vanguard® Equity Index	Vanguard® Small Company Growth
Vanguard® Global Bond Index	Vanguard® Total Bond Market Index
Vanguard® Growth	Vanguard® Total International Stock Market Index
Vanguard® High Yield Bond	Vanguard® Total Stock Market Index
Vanguard® International

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of TFLIC Separate Account B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of TFLIC Separate Account B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2022

We have served as the auditor of one or more of the subaccounts of TFLIC Separate Account B since 2014.

1

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Vanguard® Balanced	6,255,890.306	$142,378,408	$177,729,844	$8	$177,729,852	1,105,098	$160.827200	$160.827200
Vanguard® Capital Growth	1,643,101.700	61,127,581	83,288,825	11	83,288,836	834,696	99.783412	99.783412
Vanguard® Conservative Allocation	1,446,663.503	37,253,444	41,374,576	(9)	41,374,567	1,043,521	39.648990	39.648990
Vanguard® Diversified Value	2,124,913.838	28,319,051	37,079,746	15	37,079,761	631,242	58.740944	58.740944
Vanguard® Equity Income	2,506,129.783	53,869,931	69,695,469	2	69,695,471	486,087	143.380788	143.380788
Vanguard® Equity Index	3,081,134.181	114,801,254	201,721,855	3	201,721,858	984,590	204.879064	204.879064
Vanguard® Global Bond Index	750,789.155	15,666,324	15,991,809	3	15,991,812	708,340	22.576465	22.576465
Vanguard® Growth	2,215,915.588	58,910,414	84,803,090	4	84,803,094	692,363	122.483539	122.483539
Vanguard® High Yield Bond	3,818,892.413	29,562,417	30,780,273	5	30,780,278	738,216	41.695482	41.695482
Vanguard® International	2,930,185.721	76,829,440	116,328,373	48	116,328,421	1,246,165	93.349169	93.349169
Vanguard® Mid-Cap Index	2,474,570.071	54,308,843	72,950,326	16	72,950,342	695,738	104.853230	104.853230
Vanguard® Moderate Allocation	1,205,543.944	34,698,974	40,855,884	(12)	40,855,872	850,906	48.014563	48.014563
Vanguard® Money Market	63,709,971.549	63,709,972	63,709,972	16	63,709,988	32,097,830	1.984869	1.984869
Vanguard® Real Estate Index	2,787,246.454	35,239,482	46,156,801	9	46,156,810	466,499	98.943105	98.943105
Vanguard® Short-Term Investment Grade	5,695,773.328	60,883,016	61,400,436	27	61,400,463	2,868,190	21.407387	21.407387
Vanguard® Small Company Growth	3,275,734.783	68,357,736	86,806,972	(16)	86,806,956	590,061	147.115161	147.115161
Vanguard® Total Bond Market Index	8,278,108.173	99,024,211	101,158,482	(30)	101,158,452	2,294,096	44.095130	44.095130
Vanguard® Total International Stock Market Index	948,339.382	20,020,540	22,978,263	12	22,978,275	877,916	26.173664	26.173664
Vanguard® Total Stock Market Index	2,994,154.830	112,239,425	170,487,176	(38)	170,487,138	2,326,439	73.282457	73.282457

See accompanying notes
2

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Vanguard® Balanced	Vanguard® Capital Growth	Vanguard® Conservative Allocation	Vanguard® Diversified Value	Vanguard® Equity Income

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$157,509,426	$65,882,775	$33,090,415	$26,683,327	$61,818,821

Investment Income:
Reinvested Dividends	4,098,368	867,472	828,997	645,983	1,576,354
Investment Expense:
Mortality and Expense Risk and Administrative Charges	410,447	159,414	100,412	63,057	146,974

Net Investment Income (Loss)	3,687,921	708,058	728,585	582,926	1,429,380

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,998,100	1,846,929	508,989	4,178,884	1,967,446
Realized Gain (Loss) on Investments	3,875,237	4,207,301	389,617	(2,059,550)	468,051

Net Realized Capital Gains (Losses) on Investments	8,873,337	6,054,230	898,606	2,119,334	2,435,497
Net Change in Unrealized Appreciation (Depreciation)	2,565,304	2,812,362	2,652,411	(276,583)	(2,638,125)

Net Gain (Loss) on Investment	11,438,641	8,866,592	3,551,017	1,842,751	(202,628)

Net Increase (Decrease) in Net Assets Resulting from Operations	15,126,562	9,574,650	4,279,602	2,425,677	1,226,752

Increase (Decrease) in Net Assets from Contract Transactions	(11,320,099)	(4,995,790)	5,458,217	(1,650,161)	(3,820,832)

Total Increase (Decrease) in Net Assets	3,806,463	4,578,860	9,737,819	775,516	(2,594,080)

Net Assets as of December 31, 2020:	$161,315,889	$70,461,635	$42,828,234	$27,458,843	$59,224,741

Investment Income:
Reinvested Dividends	3,038,003	751,506	617,380	359,203	1,278,646
Investment Expense:
Mortality and Expense Risk and Administrative Charges	454,240	215,414	111,957	88,630	176,299

Net Investment Income (Loss)	2,583,763	536,092	505,423	270,573	1,102,347

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,430,811	5,251,933	1,377,426	493,982	1,180,677
Realized Gain (Loss) on Investments	3,601,550	6,262,849	1,276,644	(154,074)	1,243,891

Net Realized Capital Gains (Losses) on Investments	12,032,361	11,514,782	2,654,070	339,908	2,424,568
Net Change in Unrealized Appreciation (Depreciation)	14,199,867	2,849,593	(860,619)	7,697,665	10,850,135

Net Gain (Loss) on Investment	26,232,228	14,364,375	1,793,451	8,037,573	13,274,703

Net Increase (Decrease) in Net Assets Resulting from Operations	28,815,991	14,900,467	2,298,874	8,308,146	14,377,050

Increase (Decrease) in Net Assets from Contract Transactions	(12,402,028)	(2,073,266)	(3,752,541)	1,312,772	(3,906,320)

Total Increase (Decrease) in Net Assets	16,413,963	12,827,201	(1,453,667)	9,620,918	10,470,730

Net Assets as of December 31, 2021:	$177,729,852	$83,288,836	$41,374,567	$37,079,761	$69,695,471

See Accompanying Notes.
(1) See Footnote 1	3

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Vanguard® Equity Index	Vanguard® Global Bond Index	Vanguard® Growth	Vanguard® High Yield Bond	Vanguard® International

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$142,612,219	$15,138,980	$54,880,825	$37,613,151	$87,955,837

Investment Income:
Reinvested Dividends	2,397,746	233,928	213,177	1,886,413	1,178,166
Investment Expense:
Mortality and Expense Risk and Administrative Charges	381,228	42,387	171,452	90,744	260,062

Net Investment Income (Loss)	2,016,518	191,541	41,725	1,795,669	918,104

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,812,832	56,888	3,028,432	-	2,153,344
Realized Gain (Loss) on Investments	5,834,722	268,530	3,893,520	(593,797)	5,792,759

Net Realized Capital Gains (Losses) on Investments	8,647,554	325,418	6,921,952	(593,797)	7,946,103
Net Change in Unrealized Appreciation (Depreciation)	14,676,360	417,195	16,193,618	291,367	37,805,062

Net Gain (Loss) on Investment	23,323,914	742,613	23,115,570	(302,430)	45,751,165

Net Increase (Decrease) in Net Assets Resulting from Operations	25,340,432	934,154	23,157,295	1,493,239	46,669,269

Increase (Decrease) in Net Assets from Contract Transactions	(3,381,733)	17,855	1,875,042	(5,269,094)	(7,265,839)

Total Increase (Decrease) in Net Assets	21,958,699	952,009	25,032,337	(3,775,855)	39,403,430

Net Assets as of December 31, 2020:	$164,570,918	$16,090,989	$79,913,162	$33,837,296	$127,359,267

Investment Income:
Reinvested Dividends	2,273,959	287,379	28,493	1,363,725	348,830
Investment Expense:
Mortality and Expense Risk and Administrative Charges	492,803	43,529	223,572	83,804	340,868

Net Investment Income (Loss)	1,781,156	243,850	(195,079)	1,279,921	7,962

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,793,816	214,206	7,488,274	-	8,771,067
Realized Gain (Loss) on Investments	9,393,942	126,872	6,213,400	297,668	9,901,954

Net Realized Capital Gains (Losses) on Investments	16,187,758	341,078	13,701,674	297,668	18,673,021
Net Change in Unrealized Appreciation (Depreciation)	27,218,290	(926,642)	(313,914)	(555,209)	(20,608,645)

Net Gain (Loss) on Investment	43,406,048	(585,564)	13,387,760	(257,541)	(1,935,624)

Net Increase (Decrease) in Net Assets Resulting from Operations	45,187,204	(341,714)	13,192,681	1,022,380	(1,927,662)

Increase (Decrease) in Net Assets from Contract Transactions	(8,036,264)	242,537	(8,302,749)	(4,079,398)	(9,103,184)

Total Increase (Decrease) in Net Assets	37,150,940	(99,177)	4,889,932	(3,057,018)	(11,030,846)

Net Assets as of December 31, 2021:	$201,721,858	$15,991,812	$84,803,094	$30,780,278	$116,328,421

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Vanguard® Mid-Cap Index	Vanguard® Moderate Allocation	Vanguard® Money Market	Vanguard® Real Estate Index	Vanguard® Short-Term Investment Grade

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$58,184,134	$42,206,586	$82,982,371	$40,189,772	$63,177,960

Investment Income:
Reinvested Dividends	795,786	942,766	440,346	884,265	1,642,292
Investment Expense:
Mortality and Expense Risk and Administrative Charges	141,998	104,275	241,835	90,742	177,394

Net Investment Income (Loss)	653,788	838,491	198,511	793,523	1,464,898

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,979,570	867,444	-	556,064	-
Realized Gain (Loss) on Investments	3,669,225	841,256	-	(1,039,287)	517,314

Net Realized Capital Gains (Losses) on Investments	6,648,795	1,708,700	-	(483,223)	517,314
Net Change in Unrealized Appreciation (Depreciation)	1,336,274	2,359,901	-	(2,743,984)	1,307,769

Net Gain (Loss) on Investment	7,985,069	4,068,601	-	(3,227,207)	1,825,083

Net Increase (Decrease) in Net Assets Resulting from Operations	8,638,857	4,907,092	198,511	(2,433,684)	3,289,981

Increase (Decrease) in Net Assets from Contract Transactions	(5,429,180)	(6,233,716)	259,897	(3,817,924)	176,646

Total Increase (Decrease) in Net Assets	3,209,677	(1,326,624)	458,408	(6,251,608)	3,466,627

Net Assets as of December 31, 2020:	$61,393,811	$40,879,962	$83,440,779	$33,938,164	$66,644,587

Investment Income:
Reinvested Dividends	748,890	620,343	7,792	771,844	1,342,354
Investment Expense:
Mortality and Expense Risk and Administrative Charges	185,134	112,626	210,009	106,117	172,040

Net Investment Income (Loss)	563,756	507,717	(202,217)	665,727	1,170,314

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,469,324	1,503,081	4,609	1,021,303	329,671
Realized Gain (Loss) on Investments	2,408,705	1,943,594	-	(22,463)	356,595

Net Realized Capital Gains (Losses) on Investments	6,878,029	3,446,675	4,609	998,840	686,266
Net Change in Unrealized Appreciation (Depreciation)	7,058,163	(89,454)	-	11,436,570	(2,327,402)

Net Gain (Loss) on Investment	13,936,192	3,357,221	4,609	12,435,410	(1,641,136)

Net Increase (Decrease) in Net Assets Resulting from Operations	14,499,948	3,864,938	(197,608)	13,101,137	(470,822)

Increase (Decrease) in Net Assets from Contract Transactions	(2,943,417)	(3,889,028)	(19,533,183)	(882,491)	(4,773,302)

Total Increase (Decrease) in Net Assets	11,556,531	(24,090)	(19,730,791)	12,218,646	(5,244,124)

Net Assets as of December 31, 2021:	$72,950,342	$40,855,872	$63,709,988	$46,156,810	$61,400,463

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Vanguard® Small Company Growth	Vanguard® Total Bond Market Index	Vanguard® Total International Stock Market Index	Vanguard® Total Stock Market Index

	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$71,059,720	$103,822,898	$14,834,217	$120,762,656

Investment Income:
Reinvested Dividends	428,960	2,626,304	294,157	1,899,400
Investment Expense:
Mortality and Expense Risk and Administrative Charges	173,827	297,943	36,489	321,308

Net Investment Income (Loss)	255,133	2,328,361	257,668	1,578,092

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,198,946	-	83,113	3,664,341
Realized Gain (Loss) on Investments	(1,500,531)	700,177	(308,530)	4,110,321

Net Realized Capital Gains (Losses) on Investments	4,698,415	700,177	(225,417)	7,774,662
Net Change in Unrealized Appreciation (Depreciation)	9,660,143	4,566,347	1,512,540	14,477,176

Net Gain (Loss) on Investment	14,358,558	5,266,524	1,287,123	22,251,838

Net Increase (Decrease) in Net Assets Resulting from Operations	14,613,691	7,594,885	1,544,791	23,829,930

Increase (Decrease) in Net Assets from Contract Transactions	(6,799,423)	919,446	(868,580)	(5,418,004)

Total Increase (Decrease) in Net Assets	7,814,268	8,514,331	676,211	18,411,926

Net Assets as of December 31, 2020:	$78,873,988	$112,337,229	$15,510,428	$139,174,582

Investment Income:
Reinvested Dividends	329,467	2,217,733	311,476	1,851,578
Investment Expense:
Mortality and Expense Risk and Administrative Charges	234,375	285,858	51,777	418,244

Net Investment Income (Loss)	95,092	1,931,875	259,699	1,433,334

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,215,020	889,315	148,328	7,945,359
Realized Gain (Loss) on Investments	2,135,451	762,317	399,016	6,839,006

Net Realized Capital Gains (Losses) on Investments	6,350,471	1,651,632	547,344	14,784,365
Net Change in Unrealized Appreciation (Depreciation)	4,549,648	(5,851,761)	516,003	18,255,622

Net Gain (Loss) on Investment	10,900,119	(4,200,129)	1,063,347	33,039,987

Net Increase (Decrease) in Net Assets Resulting from Operations	10,995,211	(2,268,254)	1,323,046	34,473,321

Increase (Decrease) in Net Assets from Contract Transactions	(3,062,243)	(8,910,523)	6,144,801	(3,160,765)

Total Increase (Decrease) in Net Assets	7,932,968	(11,178,777)	7,467,847	31,312,556

Net Assets as of December 31, 2021:	$86,806,956	$101,158,452	$22,978,275	$170,487,138

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2021

1. Organization

TFLIC Separate Account B (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Vanguard Variable Annuity Plan (NY).

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Vanguard® Variable Insurance Fund:	Vanguard® Variable Insurance Fund:
Vanguard® Balanced	Vanguard® Balanced Portfolio
Vanguard® Capital Growth	Vanguard® Capital Growth Portfolio
Vanguard® Conservative Allocation	Vanguard® Conservative Allocation Portfolio
Vanguard® Diversified Value	Vanguard® Diversified Value Portfolio
Vanguard® Equity Income	Vanguard® Equity Income Portfolio
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio
Vanguard® Growth	Vanguard® Growth Portfolio
Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio
Vanguard® Money Market	Vanguard® Money Market Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Small Company Growth	Vanguard® Small Company Growth Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio
Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio
Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
Vanguard® Global Bond Index	September 9, 2017
Vanguard® Total International Stock Market Index	September 9, 2017

7

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c)  Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

8

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales
Vanguard® Balanced	$17,155,757	$18,543,214
Vanguard® Capital Growth	17,147,775	13,433,015
Vanguard® Conservative Allocation	6,357,748	8,227,436
Vanguard® Diversified Value	8,520,463	6,443,143
Vanguard® Equity Income	6,810,470	8,433,767
Vanguard® Equity Index	16,493,894	15,955,191
Vanguard® Global Bond Index	2,312,018	1,611,426
Vanguard® Growth	13,206,131	14,215,692
Vanguard® High Yield Bond	4,374,598	7,174,079
Vanguard® International	15,883,126	16,207,288
Vanguard® Mid-Cap Index	11,145,701	9,056,042
Vanguard® Moderate Allocation	7,096,757	8,974,980
Vanguard® Money Market	27,147,379	46,878,160
Vanguard® Real Estate Index	5,423,394	4,618,856
Vanguard® Short-Term Investment Grade	9,885,408	13,158,749
Vanguard® Small Company Growth	10,881,134	9,633,259
Vanguard® Total Bond Market Index	13,213,242	19,302,547
Vanguard® Total International Stock Market Index	9,185,221	2,632,399
Vanguard® Total Stock Market Index	23,734,397	17,516,461

9

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
Vanguard® Balanced	39,646	(125,108)	(85,462)	66,529	(159,112)	(92,583)
Vanguard® Capital Growth	119,484	(140,735)	(21,251)	120,636	(202,317)	(81,681)
Vanguard® Conservative Allocation	114,073	(212,339)	(98,266)	309,967	(151,181)	158,786
Vanguard® Diversified Value	144,749	(121,734)	23,015	116,986	(167,646)	(50,660)
Vanguard® Equity Income	33,989	(64,182)	(30,193)	45,584	(84,202)	(38,618)
Vanguard® Equity Index	41,112	(86,325)	(45,213)	68,445	(90,619)	(22,174)
Vanguard® Global Bond Index	80,278	(69,669)	10,609	118,440	(119,054)	(614)
Vanguard® Growth	49,210	(123,748)	(74,538)	162,096	(146,802)	15,294
Vanguard® High Yield Bond	73,800	(174,703)	(100,903)	78,285	(222,168)	(143,883)
Vanguard® International	68,566	(162,079)	(93,513)	68,470	(182,797)	(114,327)
Vanguard® Mid-Cap Index	63,085	(93,516)	(30,431)	66,738	(150,947)	(84,209)
Vanguard® Moderate Allocation	108,492	(192,238)	(83,746)	78,839	(239,093)	(160,254)
Vanguard® Money Market	13,687,120	(23,521,352)	(9,834,232)	19,353,482	(19,225,741)	127,741
Vanguard® Real Estate Index	44,571	(57,693)	(13,122)	43,921	(103,249)	(59,328)
Vanguard® Short-Term Investment Grade	382,892	(605,402)	(222,510)	732,990	(724,874)	8,116
Vanguard® Small Company Growth	45,079	(65,729)	(20,650)	51,642	(116,868)	(65,226)
Vanguard® Total Bond Market Index	230,204	(433,231)	(203,027)	292,790	(271,794)	20,996
Vanguard® Total International Stock Market Index	336,687	(100,175)	236,512	100,849	(139,626)	(38,777)
Vanguard® Total Stock Market Index	210,105	(263,287)	(53,182)	191,247	(294,131)	(102,884)

10

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
Vanguard® Balanced	$5,774,174	$(18,176,202)	$(12,402,028)	$8,118,050	$(19,438,149)	$(11,320,099)
Vanguard® Capital Growth	11,220,980	(13,294,246)	(2,073,266)	8,822,634	(13,818,424)	(4,995,790)
Vanguard® Conservative Allocation	4,389,275	(8,141,816)	(3,752,541)	10,598,565	(5,140,348)	5,458,217
Vanguard® Diversified Value	7,712,586	(6,399,814)	1,312,772	4,500,354	(6,150,515)	(1,650,161)
Vanguard® Equity Income	4,410,921	(8,317,241)	(3,906,320)	4,496,530	(8,317,362)	(3,820,832)
Vanguard® Equity Index	7,562,264	(15,598,528)	(8,036,264)	8,721,838	(12,103,571)	(3,381,733)
Vanguard® Global Bond Index	1,823,560	(1,581,023)	242,537	2,669,938	(2,652,083)	17,855
Vanguard® Growth	5,757,690	(14,060,439)	(8,302,749)	13,769,366	(11,894,324)	1,875,042
Vanguard® High Yield Bond	3,033,826	(7,113,224)	(4,079,398)	2,913,200	(8,182,294)	(5,269,094)
Vanguard® International	6,840,595	(15,943,779)	(9,103,184)	5,061,630	(12,327,469)	(7,265,839)
Vanguard® Mid-Cap Index	5,984,947	(8,928,364)	(2,943,417)	4,780,879	(10,210,059)	(5,429,180)
Vanguard® Moderate Allocation	4,997,945	(8,886,973)	(3,889,028)	2,929,899	(9,163,615)	(6,233,716)
Vanguard® Money Market	27,201,316	(46,734,499)	(19,533,183)	38,530,354	(38,270,457)	259,897
Vanguard® Real Estate Index	3,670,191	(4,552,682)	(882,491)	2,993,534	(6,811,458)	(3,817,924)
Vanguard® Short-Term Investment Grade	8,256,389	(13,029,691)	(4,773,302)	15,420,258	(15,243,612)	176,646
Vanguard® Small Company Growth	6,418,399	(9,480,642)	(3,062,243)	5,119,590	(11,919,013)	(6,799,423)
Vanguard® Total Bond Market Index	10,191,621	(19,102,144)	(8,910,523)	12,824,933	(11,905,487)	919,446
Vanguard® Total International Stock Market Index	8,747,758	(2,602,957)	6,144,801	1,988,481	(2,857,061)	(868,580)
Vanguard® Total Stock Market Index	14,094,983	(17,255,748)	(3,160,765)	8,650,037	(14,068,041)	(5,418,004)

11

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Vanguard® Balanced
12/31/2021	1,105,098	$160.83	to	$160.83	$177,729,852	1.80%	0.27%	to	0.27%	18.70%	to	18.70%
12/31/2020	1,190,560	135.50	to	135.50	161,315,889	2.70	0.27	to	0.27	10.38	to	10.38
12/31/2019	1,283,143	122.75	to	122.75	157,509,426	2.74	0.27	to	0.27	22.15	to	22.15
12/31/2018	1,381,925	100.49	to	100.49	138,868,872	2.34	0.27	to	0.27	(3.68)	to	(3.68)
12/31/2017	1,385,100	104.33	to	104.33	144,504,417	2.31	0.29	to	0.29	14.39	to	14.39
Vanguard® Capital Growth
12/31/2021	834,696	99.78	to	99.78	83,288,836	0.94	0.27	to	0.27	21.21	to	21.21
12/31/2020	855,947	82.32	to	82.32	70,461,635	1.47	0.27	to	0.27	17.16	to	17.16
12/31/2019	937,628	70.27	to	70.27	65,882,775	1.12	0.27	to	0.27	26.16	to	26.16
12/31/2018	1,043,145	55.70	to	55.70	58,099,643	0.86	0.27	to	0.27	(1.45)	to	(1.45)
12/31/2017	1,037,122	56.52	to	56.52	58,616,455	1.14	0.29	to	0.29	28.46	to	28.46
Vanguard® Conservative Allocation
12/31/2021	1,043,521	39.65	to	39.65	41,374,567	1.49	0.27	to	0.27	5.70	to	5.70
12/31/2020	1,141,787	37.51	to	37.51	42,828,234	2.23	0.27	to	0.27	11.43	to	11.43
12/31/2019	983,001	33.66	to	33.66	33,090,415	2.18	0.27	to	0.27	15.52	to	15.52
12/31/2018	872,450	29.14	to	29.14	25,423,349	1.92	0.27	to	0.27	(3.25)	to	(3.25)
12/31/2017	759,454	30.12	to	30.12	22,875,006	1.93	0.29	to	0.29	10.57	to	10.57
Vanguard® Diversified Value
12/31/2021	631,242	58.74	to	58.74	37,079,761	1.09	0.27	to	0.27	30.11	to	30.11
12/31/2020	608,227	45.15	to	45.15	27,458,843	2.77	0.27	to	0.27	11.48	to	11.48
12/31/2019	658,887	40.50	to	40.50	26,683,327	2.89	0.27	to	0.27	25.36	to	25.36
12/31/2018	709,154	32.31	to	32.31	22,909,420	2.53	0.27	to	0.27	(9.37)	to	(9.37)
12/31/2017	767,974	35.65	to	35.65	27,374,569	2.79	0.29	to	0.29	12.83	to	12.83
Vanguard® Equity Income
12/31/2021	486,087	143.38	to	143.38	69,695,471	1.95	0.27	to	0.27	24.99	to	24.99
12/31/2020	516,280	114.71	to	114.71	59,224,741	2.91	0.27	to	0.27	2.97	to	2.97
12/31/2019	554,898	111.41	to	111.41	61,818,821	2.47	0.27	to	0.27	24.09	to	24.09
12/31/2018	598,281	89.78	to	89.78	53,711,326	2.33	0.27	to	0.27	(6.23)	to	(6.23)
12/31/2017	648,381	95.74	to	95.74	62,074,774	2.52	0.29	to	0.29	17.91	to	17.91
Vanguard® Equity Index
12/31/2021	984,590	204.88	to	204.88	201,721,858	1.24	0.27	to	0.27	28.20	to	28.20
12/31/2020	1,029,803	159.81	to	159.81	164,570,918	1.70	0.27	to	0.27	17.88	to	17.88
12/31/2019	1,051,977	135.57	to	135.57	142,612,219	1.90	0.27	to	0.27	30.95	to	30.95
12/31/2018	1,117,665	103.53	to	103.53	115,708,129	1.65	0.27	to	0.27	(4.77)	to	(4.77)
12/31/2017	1,093,672	108.72	to	108.72	118,899,708	1.78	0.29	to	0.29	21.31	to	21.31
Vanguard® Global Bond Index
12/31/2021	708,340	22.58	to	22.58	15,991,812	1.78	0.27	to	0.27	(2.10)	to	(2.10)
12/31/2020	697,731	23.06	to	23.06	16,090,989	1.49	0.27	to	0.27	6.38	to	6.38
12/31/2019	698,345	21.68	to	21.68	15,138,980	1.36	0.27	to	0.27	8.12	to	8.12
12/31/2018	577,751	20.05	to	20.05	11,584,106	0.12	0.27	to	0.27	0.50	to	0.50
12/31/2017(1)	141,974	19.95	to	19.95	2,832,492	-	0.29	to	0.29	-	to	-
Vanguard® Growth
12/31/2021	692,363	122.48	to	122.48	84,803,094	0.03	0.27	to	0.27	17.54	to	17.54
12/31/2020	766,901	104.20	to	104.20	79,913,162	0.34	0.27	to	0.27	42.71	to	42.71
12/31/2019	751,607	73.02	to	73.02	54,880,825	0.39	0.27	to	0.27	33.46	to	33.46
12/31/2018	752,823	54.71	to	54.71	41,189,377	0.30	0.27	to	0.27	(0.08)	to	(0.08)
12/31/2017	670,448	54.76	to	54.76	36,711,392	0.50	0.29	to	0.29	30.54	to	30.54

12

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Vanguard® High Yield Bond
12/31/2021	738,216	$41.70	to	$41.70	$30,780,278	4.40%	0.27%	to	0.27%	3.40%	to	3.40%
12/31/2020	839,119	40.32	to	40.32	33,837,296	5.63	0.27	to	0.27	5.39	to	5.39
12/31/2019	983,002	38.26	to	38.26	37,613,151	5.69	0.27	to	0.27	15.36	to	15.36
12/31/2018	914,748	33.17	to	33.17	30,340,356	4.76	0.27	to	0.27	(3.00)	to	(3.00)
12/31/2017	1,030,008	34.19	to	34.19	35,220,811	4.73	0.29	to	0.29	6.70	to	6.70
Vanguard® International
12/31/2021	1,246,165	93.35	to	93.35	116,328,421	0.28	0.27	to	0.27	(1.81)	to	(1.81)
12/31/2020	1,339,678	95.07	to	95.07	127,359,267	1.22	0.27	to	0.27	57.16	to	57.16
12/31/2019	1,454,005	60.49	to	60.49	87,955,837	1.44	0.27	to	0.27	30.86	to	30.86
12/31/2018	1,555,312	46.23	to	46.23	71,895,174	0.78	0.27	to	0.27	(12.86)	to	(12.86)
12/31/2017	1,603,490	53.05	to	53.05	85,059,316	1.03	0.29	to	0.29	42.26	to	42.26
Vanguard® Mid-Cap Index
12/31/2021	695,738	104.85	to	104.85	72,950,342	1.09	0.27	to	0.27	24.02	to	24.02
12/31/2020	726,169	84.54	to	84.54	61,393,811	1.52	0.27	to	0.27	17.75	to	17.75
12/31/2019	810,378	71.80	to	71.80	58,184,134	1.47	0.27	to	0.27	30.52	to	30.52
12/31/2018	834,168	55.01	to	55.01	45,887,504	1.19	0.27	to	0.27	(9.58)	to	(9.58)
12/31/2017	849,614	60.84	to	60.84	51,690,446	1.18	0.29	to	0.29	18.74	to	18.74
Vanguard® Moderate Allocation
12/31/2021	850,906	48.01	to	48.01	40,855,872	1.49	0.27	to	0.27	9.78	to	9.78
12/31/2020	934,652	43.74	to	43.74	40,879,962	2.45	0.27	to	0.27	13.46	to	13.46
12/31/2019	1,094,906	38.55	to	38.55	42,206,586	2.05	0.27	to	0.27	19.21	to	19.21
12/31/2018	915,737	32.34	to	32.34	29,611,840	2.01	0.27	to	0.27	(5.20)	to	(5.20)
12/31/2017	965,526	34.11	to	34.11	32,935,172	1.91	0.29	to	0.29	14.47	to	14.47
Vanguard® Money Market
12/31/2021	32,097,830	1.98	to	1.98	63,709,988	0.01	0.27	to	0.27	(0.25)	to	(0.25)
12/31/2020	41,932,062	1.99	to	1.99	83,440,779	0.49	0.27	to	0.27	0.25	to	0.25
12/31/2019	41,804,321	1.99	to	1.99	82,982,371	2.24	0.27	to	0.27	1.99	to	1.99
12/31/2018	41,707,234	1.95	to	1.95	81,178,126	1.98	0.27	to	0.27	1.69	to	1.69
12/31/2017	32,694,508	1.91	to	1.91	62,577,845	1.01	0.29	to	0.29	0.72	to	0.72
Vanguard® Real Estate Index
12/31/2021	466,499	98.94	to	98.94	46,156,810	1.96	0.27	to	0.27	39.83	to	39.83
12/31/2020	479,621	70.76	to	70.76	33,938,164	2.64	0.27	to	0.27	(5.11)	to	(5.11)
12/31/2019	538,949	74.57	to	74.57	40,189,772	2.57	0.27	to	0.27	28.46	to	28.46
12/31/2018	537,273	58.05	to	58.05	31,188,796	3.12	0.27	to	0.27	(5.62)	to	(5.62)
12/31/2017	601,950	61.50	to	61.50	37,022,534	2.50	0.29	to	0.29	4.47	to	4.47
Vanguard® Short-Term Investment Grade
12/31/2021	2,868,190	21.41	to	21.41	61,400,463	2.11	0.27	to	0.27	(0.72)	to	(0.72)
12/31/2020	3,090,700	21.56	to	21.56	66,644,587	2.50	0.27	to	0.27	5.21	to	5.21
12/31/2019	3,082,584	20.50	to	20.50	63,177,960	2.68	0.27	to	0.27	5.41	to	5.41
12/31/2018	2,986,586	19.44	to	19.44	58,069,311	1.76	0.27	to	0.27	0.76	to	0.76
12/31/2017	3,076,860	19.30	to	19.30	59,374,551	1.93	0.29	to	0.29	1.80	to	1.80
Vanguard® Small Company Growth
12/31/2021	590,061	147.12	to	147.12	86,806,956	0.38	0.27	to	0.27	13.91	to	13.91
12/31/2020	610,711	129.15	to	129.15	78,873,988	0.67	0.27	to	0.27	22.85	to	22.85
12/31/2019	675,937	105.13	to	105.13	71,059,720	0.50	0.27	to	0.27	27.76	to	27.76
12/31/2018	744,706	82.28	to	82.28	61,276,710	0.39	0.27	to	0.27	(7.52)	to	(7.52)
12/31/2017	760,333	88.98	to	88.98	67,650,663	0.47	0.29	to	0.29	23.11	to	23.11
Vanguard® Total Bond Market Index
12/31/2021	2,294,096	44.10	to	44.10	101,158,452	2.09	0.27	to	0.27	(1.98)	to	(1.98)
12/31/2020	2,497,123	44.99	to	44.99	112,337,229	2.38	0.27	to	0.27	7.29	to	7.29
12/31/2019	2,476,127	41.93	to	41.93	103,822,898	2.54	0.27	to	0.27	8.38	to	8.38
12/31/2018	2,407,547	38.69	to	38.69	93,141,110	2.30	0.27	to	0.27	(0.41)	to	(0.41)
12/31/2017	2,513,049	38.85	to	38.85	97,620,923	2.33	0.29	to	0.29	3.18	to	3.18

13

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Vanguard® Total International Stock Market Index
12/31/2021	877,916	$26.17	to	$26.17	$22,978,275	1.62%	0.27%	to	0.27%	8.24%	to	8.24%
12/31/2020	641,404	24.18	to	24.18	15,510,428	2.18	0.27	to	0.27	10.88	to	10.88
12/31/2019	680,181	21.81	to	21.81	14,834,217	1.73	0.27	to	0.27	21.23	to	21.23
12/31/2018	567,065	17.99	to	17.99	10,201,690	0.51	0.27	to	0.27	(14.86)	to	(14.86)
12/31/2017(1)	237,235	21.13	to	21.13	5,012,710	-	0.29	to	0.29	-	to	-
Vanguard® Total Stock Market Index
12/31/2021	2,326,439	73.28	to	73.28	170,487,138	1.19	0.27	to	0.27	25.30	to	25.30
12/31/2020	2,379,621	58.49	to	58.49	139,174,582	1.60	0.27	to	0.27	20.23	to	20.23
12/31/2019	2,482,505	48.65	to	48.65	120,762,656	1.55	0.27	to	0.27	30.40	to	30.40
12/31/2018	2,527,421	37.31	to	37.31	94,286,196	1.49	0.27	to	0.27	(5.60)	to	(5.60)
12/31/2017	2,512,052	39.52	to	39.52	99,274,493	1.87	0.29	to	0.29	20.62	to	20.62

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

14

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.10% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $25, proportionately from the subaccounts’ unit values. An annual charge of 0.17% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

15

Transamerica Financial Life Insurance Company

TFLIC Separate Account B

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

16